Other Investments (Tables)	6 Months Ended
Jun. 30, 2021
Investments All Other Investments [Abstract]
Schedule of Other Investments
(In thousands)	December 31, 2020	June 30, 2021
Current(i)	19,185	14,950
Non-current(ii)	17,824	18,508
Total	37,009	33,458

Note:

(i)

In June 2020, the Group made an investment in an investment fund for a cash consideration of US$15,000 thousands, for which the underlying assets were mainly comprised of debt securities and equity securities. It is redeemable at the option of the Group with one-month notice. There was a fair value loss of US$996 thousands and US$4,235 thousands for the six months ended June 30, 2020 and 2021 respectively.

(ii)

In June 2020, the Group made an investment in an investment fund for a cash consideration of US$17,100 thousands, for which the underlying assets were mainly comprised of unlisted bonds and subordinated debentures, for a period of 3 years. There was a fair value gain of US$nil and US$684 thousands for the six months ended June 30, 2020 and 2021 respectively.